Balanced Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS

Common Stocks  62.5%
Security                                 Shares             Value
--------------------------------------------------------------------------------
Aerospace and Defense -- 1.5%
--------------------------------------------------------------------------------
General Motors Corp., Class H(1)         130,000            $  5,159,375
--------------------------------------------------------------------------------
                                                            $  5,159,375
--------------------------------------------------------------------------------

Auto and Parts -- 2.5%
--------------------------------------------------------------------------------
General Motors Corp.                      60,000            $  4,293,750
Magna International, Inc., Class A        75,000               4,650,000
--------------------------------------------------------------------------------
                                                            $  8,943,750
--------------------------------------------------------------------------------

Banks - Regional -- 2.3%
--------------------------------------------------------------------------------
BankBoston Corp.                          90,000            $  3,504,375
Wells Fargo & Co.                        120,000               4,792,500
--------------------------------------------------------------------------------
                                                            $  8,296,875
--------------------------------------------------------------------------------

Banks and Money Services -- 0.3%
--------------------------------------------------------------------------------
Banco Latinoamericano de
Exportaciones(2)                          75,000            $  1,246,875
--------------------------------------------------------------------------------
                                                            $  1,246,875
--------------------------------------------------------------------------------

Beverages -- 0.9%
--------------------------------------------------------------------------------
PepsiCo, Inc.                             80,000            $  3,275,000
--------------------------------------------------------------------------------
                                                            $  3,275,000
--------------------------------------------------------------------------------

Broadcasting and Cable -- 1.2%
--------------------------------------------------------------------------------
MediaOne Group, Inc.(1)                   90,000            $  4,230,000
--------------------------------------------------------------------------------
                                                            $  4,230,000
--------------------------------------------------------------------------------

Chemicals -- 0.8%
--------------------------------------------------------------------------------
Praxair, Inc.                             80,000            $  2,820,000
--------------------------------------------------------------------------------
                                                            $  2,820,000
--------------------------------------------------------------------------------

Distribution Services -- 1.2%
--------------------------------------------------------------------------------
Bergen Brunswig Corp., Class A           120,000            $  4,185,000
--------------------------------------------------------------------------------
                                                            $  4,185,000
--------------------------------------------------------------------------------

Drugs -- 6.8%
--------------------------------------------------------------------------------
Elan Corp., PLC ADR(1)(2)                 65,000            $  4,521,563
Pfizer, Inc.                              37,800               4,741,538
Sepracor, Inc.(1)                        100,000               8,812,499
Warner-Lambert Co.                        80,000               6,015,000
--------------------------------------------------------------------------------
                                                            $ 24,090,600
--------------------------------------------------------------------------------

Electric Utilities -- 1.1%
--------------------------------------------------------------------------------
The Southern Co.                         140,000            $  4,068,750
--------------------------------------------------------------------------------
                                                            $  4,068,750
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 1.0%
--------------------------------------------------------------------------------
Intel Corp.                               30,000            $  3,556,875
--------------------------------------------------------------------------------
                                                            $  3,556,875
--------------------------------------------------------------------------------

Environmental Services -- 1.6%
--------------------------------------------------------------------------------
Waste Management, Inc.                   120,000            $  5,595,000
--------------------------------------------------------------------------------
                                                            $  5,595,000
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 2.9%
--------------------------------------------------------------------------------
Fannie Mae                                45,000            $  3,330,000
MBNA Corp.                               180,000               4,488,750
MGIC Investment Corp.                     65,000               2,587,813
--------------------------------------------------------------------------------
                                                            $ 10,406,563
--------------------------------------------------------------------------------

Foods -- 3.7%
--------------------------------------------------------------------------------
Tyson Foods, Inc.                        264,700            $  5,624,875
Unilever ADR(2)                           92,000               7,630,250
--------------------------------------------------------------------------------
                                                            $ 13,255,125
--------------------------------------------------------------------------------

Health Services -- 0.7%
--------------------------------------------------------------------------------
HCR Manor Care, Inc.(1)                   90,000            $  2,643,750
--------------------------------------------------------------------------------
                                                            $  2,643,750
--------------------------------------------------------------------------------

Information Services -- 1.5%
--------------------------------------------------------------------------------
Reynolds & Reynolds, Inc., Class A       225,000            $  5,160,938
--------------------------------------------------------------------------------
                                                            $  5,160,938
--------------------------------------------------------------------------------

Insurance -- 7.6%
--------------------------------------------------------------------------------
Allstate Corp. (The)                      80,000            $  3,090,000
Berkshire Hathaway, Inc., Class B(1)       2,100               4,935,000

                       See notes to financial statements

Balanced Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Security                                 Shares             Value
--------------------------------------------------------------------------------
Insurance (continued)
--------------------------------------------------------------------------------
Mercury General Corp.                    100,000            $  4,381,250
Mutual Risk Management Ltd.              186,600               7,300,725
SunAmerica, Inc.                          90,000               7,301,250
--------------------------------------------------------------------------------
                                                            $ 27,008,225
--------------------------------------------------------------------------------

Medical Products -- 4.2%
--------------------------------------------------------------------------------
Baxter International, Inc.                55,000            $  3,537,188
Boston Scientific Corp.(1)               150,000               4,021,875
Sofamor Danek Group, Inc.(1)              60,300               7,341,525
--------------------------------------------------------------------------------
                                                            $ 14,900,588
--------------------------------------------------------------------------------

Metals and Minerals -- 1.5%
--------------------------------------------------------------------------------
Potash Corp. of Saskatchewan(2)           55,000            $  3,513,125
Steel Dynamics Corp.(1)                  150,000               1,762,500
--------------------------------------------------------------------------------
                                                            $  5,275,625
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.4%
--------------------------------------------------------------------------------
Rowan Companies, Inc.(1)                 140,000            $  1,400,000
--------------------------------------------------------------------------------
                                                            $  1,400,000
--------------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 1.0%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                  70,000            $  2,161,250
Triton Energy, Ltd.(1)(2)                190,000               1,508,125
--------------------------------------------------------------------------------
                                                            $  3,669,375
--------------------------------------------------------------------------------

Oil and Gas - Integrated -- 2.4%
--------------------------------------------------------------------------------
Exxon Corp.                               67,280            $  4,919,850
Mobil Corp.                               40,000               3,485,000
--------------------------------------------------------------------------------
                                                            $  8,404,850
--------------------------------------------------------------------------------

Paper and Forest Products -- 0.7%
--------------------------------------------------------------------------------
Plum Creek Timber Co., L.P.               90,000            $  2,345,625
--------------------------------------------------------------------------------
                                                            $  2,345,625
--------------------------------------------------------------------------------

Publishing -- 1.4%
--------------------------------------------------------------------------------
Central Newspapers, Inc., Class A         70,000            $  5,000,625
--------------------------------------------------------------------------------
                                                            $  5,000,625
--------------------------------------------------------------------------------

REITS -- 2.8%
--------------------------------------------------------------------------------
Equity Office Properties Trust           110,000            $  2,640,000
Equity Residential Properties Trust      101,400               4,100,363
Prologis Trust                           150,000               3,112,500
--------------------------------------------------------------------------------
                                                            $  9,852,863
--------------------------------------------------------------------------------

Retail - Food and Drug -- 4.0%
--------------------------------------------------------------------------------
Albertson's, Inc.                         80,000            $  5,095,000
CVS Corp.                                100,000               5,500,000
Safeway, Inc.(1)                          60,000               3,656,250
--------------------------------------------------------------------------------
                                                            $ 14,251,250
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 2.0%
--------------------------------------------------------------------------------
Home Depot, Inc. (The)                    50,000            $  3,059,375
Republic Industries, Inc.(1)             270,000               3,982,500
--------------------------------------------------------------------------------
                                                            $  7,041,875
--------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 1.7%
--------------------------------------------------------------------------------
Corning, Inc.                             80,000            $  3,600,000
Millipore Corp.                           80,000               2,275,000
--------------------------------------------------------------------------------
                                                            $  5,875,000
--------------------------------------------------------------------------------

Telecommunications Services -- 2.8%
--------------------------------------------------------------------------------
Ameritech Corp.                           80,896            $  5,126,784
GTE Corp.                                 75,000               4,875,000
--------------------------------------------------------------------------------
                                                            $ 10,001,784
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $152,703,403)                          $221,962,161
--------------------------------------------------------------------------------

                       See notes to financial statements

Balanced Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Convertible Preferred Stock -- 0.5%



Security                                 Shares             Value
--------------------------------------------------------------------------------

Metals - Gold -- 0.5%
--------------------------------------------------------------------------------
Freeport McMoRan Copper & Gold,
5% Series CV                             125,000            $  1,859,375
--------------------------------------------------------------------------------
                                                            $  1,859,375
--------------------------------------------------------------------------------

Total Convertible Preferred Stock
    (identified cost $2,872,498)                            $  1,859,375
--------------------------------------------------------------------------------

Rights -- 0.0%

Security                                 Shares             Value
--------------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 0.0%
--------------------------------------------------------------------------------
Triton Energy, Ltd.(1)(2)                 13,680            $          0
--------------------------------------------------------------------------------

Total Rights
    (identified cost $0)                                    $          0
--------------------------------------------------------------------------------

Corporate Bonds -- 22.4%


                                         Principal
                                         Amount
                                         (000's
Security                                 Omitted)           Value
--------------------------------------------------------------------------------
Air Products and Chemicals, Inc., 7.34%,
 6/15/26                                 $   720            $    808,078
Associates Corp., N.A., 5.96%,
5/15/37                                    4,280               4,277,988
Bell Telephone Co., 8.35%, 12/15/30        3,000               3,905,550
Chesapeake Potomac Telephone Co.,
8.375%, 10/1/29                            2,850               3,700,098
Commercial Credit Corp., 7.875%,
2/1/25                                     2,000               2,359,540
Commercial Credit Corp., 6.625%,
6/1/15                                     1,350               1,431,081
Connecticut Light and Power Co., 7.875%,
10/1/24                                    3,775               4,565,447
Dayton Hudson,  MTN, 5.865%, 8/15/27       2,490               2,579,018
General Motors Corp., 9.45%, 11/1/11       3,000               3,932,250
Grand Metropolitan Investments
Corp.,
7.45%, 4/15/35                             3,090               3,574,728
Intermediate American Development
Bank, 8.40%, 9/1/09                        3,690               4,543,755
Intermediate American Development
Bank, 6.95%, 8/1/26                          220                 246,640
International Finance Corp., MTN,
5.067%, 4/20/03                            5,000               4,944,450
J.C. Penney, Inc., 7.40%, 4/1/37           3,500               3,805,060
Johnson Controls, Inc., 7.70%,
3/1/15                                     1,360               1,508,226
Lowe's Cos., Inc., 7.11%, 5/15/37          5,000               5,472,350
Mead Corp. (The), 6.84%, 3/1/37            2,000               2,083,040
Proctor and Gamble Co., 8.00%,
9/1/24                                     3,000               3,770,580
Seagram (Joseph) & Sons, Inc., 9.65%,
8/15/18                                    1,030               1,238,287
State Street Bank, 7.35%, 6/15/26          2,450               2,734,543
Tennessee Valley Power Authority,
6.235%, 7/15/45                              700                 733,439
Tennessee Valley Power Authority, 5.88%,
4/1/36                                     3,350               3,554,819
Times Mirror Co., 6.61%, 9/15/27           3,250               3,244,703
Tribune Co., 6.25%, 11/10/26               1,000                 994,960
TRW, Inc., MTN, 9.35%, 6/4/20                995               1,307,370
Willamette Industries, 7.35%, 7/1/26       4,000               4,250,560
Xerox Corp., 5.90%, 5/5/37                 3,000               3,077,610
Xerox Corp., 5.875%, 6/15/37               1,000               1,024,620
--------------------------------------------------------------------------------

Total Corporate Bonds
    (identified cost $75,378,545)                           $ 79,668,790
--------------------------------------------------------------------------------

Mortgage Pass-Throughs -- 1.1%

                                         Principal
                                         Amount
                                         (000's
Security                                 Omitted)           Value
--------------------------------------------------------------------------------
FHLMC, PAC, CMO, Series 1630-PE,
5.50%, 5/15/18                           $ 1,407            $  1,404,417
FHLMC, PAC, CMO, Series 34-C, 9.00%,
11/15/19                                     125                 126,008
FHLMC, PAC, CMO, Series 41-F, 10.00%,
5/15/20                                    1,279               1,388,475
FNMA, PAC, CMO, Series 1990 24-E,
9.00%, 3/25/20                               941                 973,538
--------------------------------------------------------------------------------

Total Mortgage Pass-Throughs
    (identified cost $3,710,787)                            $  3,892,438
--------------------------------------------------------------------------------

U.S. Treasury Obligations -- 11.7%

                                         Principal
                                         Amount
                                         (000's
Security                                 Omitted)           Value
--------------------------------------------------------------------------------
U.S. Treasury Note, 5.75%, 11/30/02      $18,000            $ 18,660,959
U.S. Treasury Note, 7.125%, 9/30/99        3,000               3,053,430
U.S. Treasury Note, 6.125%, 9/30/00        4,000               4,098,120
U.S. Treasury Note, 8.50%, 2/15/00        15,000              15,616,349
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations
    (identified cost $41,187,131)                           $ 41,428,858
--------------------------------------------------------------------------------

                       See notes to financial statements

Balanced Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Commercial Paper -- 1.1%

                                         Principal
                                         Amount
                                         (000's
Security                                 Omitted)           Value
--------------------------------------------------------------------------------
General Electric Capital Corp.,
 5.50%, 1/4/99                           $ 3,891            $  3,889,217
--------------------------------------------------------------------------------

Total Commercial Paper
    (amortized cost $3,889,217)                             $  3,889,217
--------------------------------------------------------------------------------

Total Investments -- 99.3%
    (identified cost $279,741,581)                          $352,700,839
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.7%                       $  2,652,219
--------------------------------------------------------------------------------

Net Assets -- 100%                                           $355,353,058
--------------------------------------------------------------------------------

ADR - American Depositary Receipt
PAC - Planned Authorization Class
CMO - Collateralized Mortgage Obligations
REIT - Real Estate Investment Trust
(1) Non-income producing security.
(2) Foreign security.


                       See notes to financial statements

Balanced Portfolio as of December 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (identified cost, $279,741,581)        $352,700,839
Cash                                                              392,256
Interest and dividends receivable                               2,282,453
Tax reclaim receivable                                              4,163
--------------------------------------------------------------------------------
Total assets                                                 $355,379,711
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees                      $      4,881
Other accrued expenses                                             21,772
--------------------------------------------------------------------------------
Total liabilities                                            $     26,653
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                                $355,353,058
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals      $282,393,800

Net unrealized appreciation (computed on the basis
    of identified cost)                                        72,959,258
--------------------------------------------------------------------------------
Total                                                        $355,353,058
--------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
December 31, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $48,178)                    $  4,082,039
Interest                                                        7,922,884
--------------------------------------------------------------------------------
Total investment income                                      $ 12,004,923
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                       $  2,132,133
Trustees fees and expenses                                         19,251
Custodian fee                                                     171,124
Legal and accounting services                                      30,398
Amortization of organization expenses                               2,113
Miscellaneous                                                       4,199
--------------------------------------------------------------------------------
Total expenses                                               $  2,359,218
--------------------------------------------------------------------------------

Net investment income                                        $  9,645,705
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)          $ 56,088,137
--------------------------------------------------------------------------------
Net realized gain                                            $ 56,088,137
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                      $(20,974,301)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)         $(20,974,301)
--------------------------------------------------------------------------------

Net realized and unrealized gain                             $ 35,113,836
--------------------------------------------------------------------------------

Net increase in net assets from operations                   $ 44,759,541
--------------------------------------------------------------------------------



                       See notes to financial statements

Balanced Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)              Year Ended             Year Ended
in Net Assets                    December 31, 1998      December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income             $  9,645,705           $  8,365,076
    Net realized gain                   56,088,137             24,802,364
    Net change in unrealized
        appreciation                   (20,974,301)            29,330,948
        (depreciation)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                   $ 44,759,541           $ 62,498,388
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                     $ 38,451,067           $ 27,019,040
    Withdrawals                        (57,564,792)           (61,370,968)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions         $(19,113,725)          $(34,351,928)
--------------------------------------------------------------------------------

Net increase in net assets            $ 25,645,816           $ 28,146,460
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                  $329,707,242           $301,560,782
--------------------------------------------------------------------------------
At end of year                        $355,353,058           $329,707,242
--------------------------------------------------------------------------------





                       See notes to financial statements

Balanced Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                                                      Year Ended
                                                                    Year Ended December 31,                           January 31,
                                               -----------------------------------------------------------------    ----------------
                                                1998               1997              1996              1995(1)           1995
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                          0.67%             0.69%             0.70%             0.71%(2)           0.70%
Net investment income                             2.75%             2.62%             3.23%             3.83%(2)           4.25%
Portfolio Turnover                                  49%               37%               64%               47%                28%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)       $355,353          $329,707          $301,561          $276,375          $ 217,157
------------------------------------------------------------------------------------------------------------------------------------

(1) For the eleven-month period ended December 31, 1995.
(2) Annualized.




                       See notes to financial statements

Balanced Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Balanced Portfolio (the "Portfolio") (formerly Investors Portfolio) is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Debt securities (other than mortgage-backed "pass through" securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage-backed, "pass through" securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

    C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

    D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

    E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over five years.

    F Other -- Investment transactions are accounted for on a trade date basis.

    G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Balanced Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


2   Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% annually) of the Portfolio's average daily net assets up to $300 million and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1998 the fee was equivalent to 0.61% of the Portfolio's average net assets for such period and amounted to $2,132,133. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1998, no significant amounts have been deferred.

3   Investments Transaction
--------------------------------------------------------------------------------
    Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $108,317,908 and $119,710,077, respectively. Purchases and sales of U.S. Government/agency securities aggregated $56,534,907 and $57,471,292, respectively.

4   Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
    The cost and unrealized appreciation (depreciation) in the value of investments owned at December, 31 1998, as computed on a federal income tax basis, are as follows:


    Aggregate cost                                          $279,741,581
    ----------------------------------------------------------------------------
    Gross unrealized appreciation
                                                             $91,503,496
    Gross unrealized depreciation                            (18,544,238)
    ----------------------------------------------------------------------------

    Net unrealized appreciation                              $72,959,258
    ----------------------------------------------------------------------------

5   Line of Credit
--------------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

6   Risk Associated with Foreign Investments
--------------------------------------------------------------------------------
    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Name Change
--------------------------------------------------------------------------------
    Effective May 1, 1998, the Investors Portfolio changed its name to the Balanced Portfolio.

Balanced Portfolio as of December 31, 1998

INVESTMENT MANAGEMENT

Balanced Portfolio

             Officers                Independent Trustees
             James B. Hawkes         Jessica M. Bibliowicz
             President and Trustee   President and Chief Operating Officer,
                                     John A. Levin & Co.
             Thomas E. Faust, Jr.    Director, Baker, Fentress & Company
             Vice President and
             Portfolio Manager       Donald R. Dwight
                                     President, Dwight Partners, Inc.
             James L. O'Connor
             Treasurer               Samuel L. Hayes, III
                                     Jacob H. Schiff Professor of Investment
             Alan R. Dynner          Banking, Emeritus, Harvard University
             Secretary               Graduate School of Business Administration

                                     Norton H. Reamer
                                     Chairman and Chief Executive Officer,
                                     United Asset Management Corporation

                                     Lynn A. Stout
                                     Professor of Law, Georgetown
                                     University Law Center

                                     John L. Thorndike
                                     Formerly Director, Fiduciary Company
                                     Incorporated

                                     Jack L. Treynor
                                     Investment Adviser and Consultant



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